Credit loss allowance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	$ 1,404,911	$ 480,643	$ 169,485
Credit Card 1 [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	939,079	311,601	160,770
Recovery	(31,491)	(22,494)	(18,202)
Allowance account for credit losses of financial assets	907,588	289,107	142,568
Loans To Customer [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	501,843	192,078	27,020
Recovery	(4,520)	(542)	(103)
Allowance account for credit losses of financial assets	$ 497,323	$ 191,536	$ 26,917